OTHER GAINS / (LOSSES) (Tables)	12 Months Ended
Jun. 30, 2019
OTHER GAINS / (LOSSES)
Schedule of other gains / (losses)

	Consolidated
	2019	2018	2017
	A$	A$	A$

Net foreign exchange gains/(losses)	92,518	—	—
Net impairment losses(1)	(500,000)	—	—
Total other gains / (losses)	(407,482)	—	—